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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14010214

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   **The NASDAQ Stock Market LLC**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   **Open End Management Investment Company**
3. Class of New Derivative Securities Product:
   **Exchange Traded Fund**
4. Name of Underlying Instrument:
   **NASDAQ International BuyBack Achievers Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   **Broad-Based**
6. Ticker Symbol(s) of New Derivative Securities Product:
   **IPKW**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   **ASE, Copenhagen, Euronext Paris, Johannesburg, Korea, London, Mexico, NYSE, SIX Swiss EX, Tokyo, Toronto**
8. Settlement Methodology of New Derivatives Product:
   **Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
   **N/A**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**William Slattery**

Title:
**Vice President**

Telephone Number:
**1-301-978-8088**

Manual Signature of Official Responsible for Form:
William Slattery

Date: **February 27, 2014**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAR 05 2014 |

SEC 2449 (6-01)